UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [  ];       Amendment Number:___
         This Amendment:               [  ] is a restatement
                                       [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Firsthand Capital Management, Inc.
Address:          125 South Market
                  Suite 1200
                  San Jose, California 95113

Form 13F File Number:  28-04505

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kevin M. Landis
Title:            President
Phone:            (408) 294-2200

Signature, Place, and Date of Signing

/s/ Kevin Landis                            San Jose, California       05/14/08
-----------------------------------         --------------------      ----------


Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        1
                                            --------------------------

Form 13F Information Table Entry Total:                   91
                                            --------------------------

Form 13F Information Table Value Total:     $          479,875
                                            --------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. The Equitable Life Assurance Society (13F file number: 28-42)

                       Firsthand Capital Management, Inc.
                                    FORM 13F
                                  as of 3/31/08

      COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
---------------------          ------------- --------- ----------- -------------------  ----------  -------- -----------------------
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
   NAME OF ISSUER              TITLE OF CLASS  CUSIP     (x$1000)    PRN AMT   PRN CALL  DISCRETION MANAGERS   SOLE    SHARED  NONE
----------------------         -----------------------------------------------------------------------------------------------------
Corning, Inc.                  Common Stock  219350105  $ 36,541.02  1,520,009  SH        SOLE              1,519,301           708
Rambus, Inc.                   Common Stock  750917106  $ 23,111.87    991,500  SH        SOLE                991,500
Cisco Systems, Inc.            Common Stock  17275R102  $ 22,687.12    941,765  SH        SOLE                941,095           670
Intel Corp.                    Common Stock  458140100  $ 22,412.25  1,058,180  SH        SOLE              1,057,490           690
Cypress Semiconductor Corp.    Common Stock  232806109  $ 21,341.32    903,910  SH        SOLE                903,910
EMC Corp.                      Common Stock  268648102  $ 18,201.98  1,269,315  SH        SOLE              1,268,475           840
Seagate Technology, Inc.       Common Stock  G7945J104  $ 17,757.35    848,011  SH        SOLE                847,411           600
VeriFone Holdings, Inc.        Common Stock  92342Y109  $ 17,280.05  1,088,850  SH        SOLE              1,088,220           630
Applied Materials, Inc.        Common Stock  038222105  $ 14,833.36    760,295  SH        SOLE                760,012           283
Apple, Inc.                    Common Stock  037833100  $ 14,479.87    100,905  SH        SOLE                100,800           105
SanDisk Corp.                  Common Stock  80004C101  $ 14,452.93    640,360  SH        SOLE                640,025           335
Broadcom Corp. - A             Common Stock  111320107  $ 13,590.13    705,248  SH        SOLE                704,743           505
China Mobile Hong Kong Ltd.    Common Stock  16941M109  $ 13,588.81    181,160  SH        SOLE                180,965           195
AuthenTec, Inc.                Common Stock  052660107  $ 12,613.60  1,268,974  SH        SOLE              1,268,974
L-1 Identity Solutions, Inc.   Common Stock  50212A106  $ 12,508.32    940,475  SH        SOLE                939,554           921
Netflix, Inc.                  Common Stock  64110L106  $ 12,127.50    350,000  SH        SOLE                350,000
Google, Inc.                   Common Stock  38259P508  $ 11,620.92     26,383  SH        SOLE                 26,360            23
Microsoft Corp.                Common Stock  594918104  $ 11,480.59    404,531  SH        SOLE                404,285           246
Intevac, Inc.                  Common Stock  461148108  $ 10,581.45    817,100  SH        SOLE                817,100
NICE-Systems, Ltd.             Common Stock  653656108  $ 10,552.45    373,935  SH        SOLE                373,525           410
Nokia Corp. - ADR              ADR           654902204  $ 10,385.65    326,285  SH        SOLE                325,935           350
Hewlett-Packard Company        Common Stock  428236103  $  8,854.39    193,920  SH        SOLE                193,700           220
Texas Instruments, Inc.        Common Stock  882508104  $  7,875.85    278,594  SH        SOLE                278,298           296
Suntech Power Holdings Co.,
  Ltd - ADR                    ADR           86800C104  $  7,834.77    193,165  SH        SOLE                193,055           110
eBay, Inc.                     Common Stock  278642103  $  7,614.12    255,165  SH        SOLE                254,895           270
Adobe Systems, Inc.            Common Stock  00724F101  $  7,231.39    203,186  SH        SOLE                203,014           172
Clearwire Corp.                Common Stock  185385309  $  6,797.79    459,000  SH        SOLE                459,000
Akamai Technologies, Inc.      Common Stock  00971T101  $  6,569.73    233,300  SH        SOLE                233,300
Echelon Corp.                  Common Stock  27874N105  $  6,388.27    473,205  SH        SOLE                473,205
Chartered Semiconductor
  Manufacturing, Ltd.          ADR           16133R106  $  6,264.82  1,182,042  SH        SOLE              1,182,042
Koninklijke (Royal) Philips
  Electronics N.V.             Common Stock  500472303  $  6,010.56    156,770  SH        SOLE                156,620           150
FormFactor, Inc.               Common Stock  346375108  $  5,680.23    297,394  SH        SOLE                297,394
Itron, Inc.                    Common Stock  465741106  $  5,464.78     60,565  SH        SOLE                 60,565
Trina Solar Limited - Spon ADR Common Stock  89628E104  $  4,899.96    159,400  SH        SOLE                159,400
Omniture, Inc.                 Common Stock  68212S109  $  4,770.72    205,546  SH        SOLE                205,546
Alvarion Ltd.                  Common Stock  M0861T100  $  4,330.68    597,335  SH        SOLE                597,335
ViaSat, Inc.                   Common Stock  92552V100  $  4,254.95    195,900  SH        SOLE                195,900
Yahoo! Inc.                    Common Stock  984332106  $  4,018.38    138,900  SH        SOLE                138,900
SiRF Technology Holdings, Inc. Common Stock  82967H101  $  3,812.41    749,000  SH        SOLE                749,000
Nintendo Co Ltd. ADR           Common Stock  654445303  $  3,618.63     55,800  SH        SOLE                 55,800
Semiconductor Manufacturing
  International Corp.          Common Stock  81663N206  $  2,457.00    700,000  SH        SOLE                700,000
Oracle Corp.                   Common Stock  68389X105  $  1,781.92     91,100  SH        SOLE                 91,100
Qimonda AG                     Common Stock  746904101  $  1,347.31    312,600  SH        SOLE                312,600
Ctrip.com International, Ltd.  Common Stock  22943F100  $  1,219.46     23,000  SH        SOLE                 23,000
NeuStar, Inc.                  Common Stock  64126X201  $  1,149.23     43,400  SH        SOLE                 43,400
News Corp.                     Common Stock  65248E203  $  1,055.96     55,460  SH        SOLE                 55,460
Equinix, Inc.                  Common Stock  29444U502  $    997.35     15,000  SH        SOLE                 15,000
Baidu.com, Inc.                Common Stock  056752108  $    982.48      4,100  SH        SOLE                  4,100
ValueClick, Inc.               Common Stock  92046N102  $    971.18     56,300  SH        SOLE                 56,300
Napster, Inc.                  Common Stock  630797108  $    888.00    600,000  SH        SOLE                600,000
Monster Worldwide, Inc.        Common Stock  611742107  $    855.10     35,320  SH        SOLE                 35,320
International Business
  Machines Corp.               Common Stock  459200101  $    829.01      7,200  SH        SOLE                  7,200
Akeena Solar, Inc.             Common Stock  009720103  $    684.37     88,995  SH        SOLE                 88,995
Versant Corp.                  Common Stock  925284309  $    627.50     25,000  SH        SOLE                 25,000
LivePerson, Inc.               Common Stock  538146101  $    627.44    202,400  SH        SOLE                202,400
CyberSource Corp.              Common Stock  23251J106  $    610.90     41,814  SH        SOLE                 41,814
Verint Systems, Inc.           Common Stock  92343X100  $    519.39     32,200  SH        SOLE                 32,200
Gmarket, Inc.                  Common Stock  38012G100  $    473.38     22,100  SH        SOLE                 22,100
Comcast Corp. - Special CL A   Common Stock  20030N200  $    426.83     22,500  SH        SOLE                 22,500
51job, Inc.                    Common Stock  316827104  $    426.53     26,248  SH        SOLE                 26,248
Aixtron AG - ADR               Common Stock  009606104  $    405.52     29,600  SH        SOLE                 29,600
Singapore Telecom - ADR        Common Stock  82929R304  $    401.85     14,100  SH        SOLE                 14,100
Lenovo Group Ltd ADR           Common Stock  526250105  $    382.50     30,000  SH        SOLE                 30,000
Techwell, Inc.                 Common Stock  87874D101  $    370.73     34,200  SH        SOLE                 34,200
Synaptics, Inc.                Common Stock  87157D109  $    365.36     15,300  SH        SOLE                 15,300
Sigmatel, Inc.                 Common Stock  82661W107  $    354.03    122,500  SH        SOLE                122,500
Dell, Inc.                     Common Stock  24702R101  $    308.76     15,500  SH        SOLE                 15,500
Microvision, Inc.              Common Stock  594960106  $    307.58    127,100  SH        SOLE                127,100
MIPS Technologies, Inc.        Common Stock  604567107  $    304.13     76,800  SH        SOLE                 76,800
Power Integrations, Inc.       Common Stock  739276103  $    289.67      9,900  SH        SOLE                  9,900
Netlogic Microsystems, Inc.    Common Stock  64118B100  $    275.20     11,400  SH        SOLE                 11,400
The9 Ltd.                      Common Stock  88337K104  $    246.00     12,000  SH        SOLE                 12,000
Vodafone Group Plc             Common Stock  92857W209  $    244.93      8,300  SH        SOLE                  8,300
America Movil, S.A.B de C.V.,  Common Stock  02364W105  $    235.65      3,700  SH        SOLE                  3,700
Net 1 UEPS Technologies, Inc.  Common Stock  64107N206  $    234.52     10,400  SH        SOLE                 10,400
Dassault Systemes SA           Common Stock  237545108  $    226.16      3,900  SH        SOLE                  3,900
Taiwan Semiconductor
  Manufacturing Co. - ADR      ADR           874039100  $    215.69     21,002  SH        SOLE                 21,002
Ramtron International Corp.    Common Stock  751907304  $    205.00     50,000  SH        SOLE                 50,000
iRobot Corp.                   Common Stock  462726100  $    201.90     11,800  SH        SOLE                 11,800
Spreadtrum Communications,
  Inc.                         Common Stock  849415203  $    143.55     16,500  SH        SOLE                 16,500
Acme Packet, Inc.              Common Stock  004764106  $    140.62     17,600  SH        SOLE                 17,600
iGATE Corp.                    Common Stock  45169U105  $    128.08     17,989  SH        SOLE                 17,989
Internap Network Services
  Corp.                        Common Stock  45885A300  $    117.63     23,715  SH        SOLE                 23,715
Saba Software, Inc.            Common Stock  784932600  $    113.63     30,300  SH        SOLE                 30,300
Microtune, Inc.                Common Stock  59514P109  $     68.08     18,600  SH        SOLE                 18,600
PLX Technology, Inc.           Common Stock  693417107  $     66.70     10,000  SH        SOLE                 10,000
Finisar Corp.                  Common Stock  31787A101  $     66.56     52,000  SH        SOLE                 52,000
Shortel, Inc.                  Common Stock  825211105  $     51.20     10,000  SH        SOLE                 10,000
U.S. Geothermal, Inc.          Common Stock  90338S102  $     23.63     10,500  SH        SOLE                 10,500
Rambus 25 Apr Call             Call Option              $      7.50     10,000      CALL  SOLE                 10,000
Rambus 30 Apr Call             Call Option              $      1.50     10,000      CALL  SOLE                 10,000
                                                    91  $479,875.10
